NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Basic and Diluted net Loss Per Share Attributable to Common Stockholders
The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company for the years ended December 31:

	Years Ended December 31,
	2021	2020
Numerator
Net loss attributable to common shareholders-basic and diluted	$(117,320)	$(55,005)
Denominator
Weighted average common shares outstanding-basic and diluted	209,895,135	75,414,888
Net loss per share attributable to common stockholders-basic and diluted	$(0.56)	$(0.73)

Summary of Diluted Net Loss Per Share Attributable to Common Stockholders
The following equity shares were excluded from the calculation of diluted net loss per share attributable to common stockholders because their effect would have been anti-dilutive
for the years ended December 31, 2021 and 2020:

	December 31,
	2021	2020
Legacy Rocket Lab preferred stock	—	283,843,764
Legacy Rocket Lab preferred stock warrants	—	1,123,959
Legacy Rocket Lab common stock warrants	—	585,399
Stock options and restricted stock units	34,292,250	22,088,726
Public and Private Warrants	16,264,516	—